Federated Kaufmann Large Cap Fund
Portfolio of Investments
January 31, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—99.5%
		Communication Services—6.2%
46,618	[1]	Alphabet, Inc., Class A	$66,793,338
219	[1]	Alphabet, Inc., Class C	314,096
376,045	[1]	Facebook, Inc.	75,927,246
1,134,500	[1]	T-Mobile USA, Inc.	89,841,055
		TOTAL	232,875,735
		Consumer Discretionary—13.8%
263,300	[1]	Alibaba Group Holding Ltd., ADR	54,395,147
56,731	[1]	Amazon.com, Inc.	113,956,695
500,700		Hilton Worldwide Holdings, Inc.	53,975,460
257,073		Home Depot, Inc.	58,638,351
955,000		Las Vegas Sands Corp.	62,371,050
325,000	[1]	Lululemon Athletica Inc.	77,801,750
20	[1,2]	New Cotai LLC/Capital	0
400,000		Nike, Inc., Class B	38,520,000
1,013,056		TJX Cos., Inc.	59,810,826
		TOTAL	519,469,279
		Consumer Staples—0.8%
170,500		Constellation Brands, Inc., Class A	32,105,150
		Financials—6.4%
385,000		Apollo Global Management LLC	18,218,200
143,600		BlackRock, Inc.	75,727,460
230,000		Goldman Sachs Group, Inc.	54,682,500
535,000		JPMorgan Chase & Co.	70,812,600
630,000		KKR & Co., Inc.	20,097,000
		TOTAL	239,537,760
		Health Care—22.3%
425,000		Abbott Laboratories	37,034,500
520,000	[1]	Alcon, Inc.	30,720,052
630,000	[1]	Alnylam Pharmaceuticals, Inc.	72,317,700
1,302,877	[1]	Boston Scientific Corp.	54,551,460
134,053	[1]	Dexcom, Inc.	32,273,260
187,237	[1]	Edwards Lifesciences Corp.	41,165,927
455,000	[1]	Galapagos NV, ADR	101,410,400
296,000	[1]	Genmab A/S	68,441,344
489,057	[1]	Genmab A/S, ADR	11,351,013
250,000	[1]	IDEXX Laboratories, Inc.	67,752,500
50,000	[1]	Illumina, Inc.	14,503,500
31,500	[1]	Intuitive Surgical, Inc.	17,633,070
115,600	[1]	Sarepta Therapeutics, Inc.	13,404,976
171,700		Stryker Corp.	36,177,190
730,000	[1]	Ultragenyx Pharmaceutical, Inc.	38,361,500
440,000	[1]	Veeva Systems, Inc.	64,508,400
278,000	[1]	Vertex Pharmaceuticals, Inc.	63,119,900
555,400		Zoetis, Inc.	74,540,234
		TOTAL	839,266,926
		Industrials—11.2%
1,049,000	[1]	AerCap Holdings NV	59,383,890

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
77,250	[1]	CoStar Group, Inc.	$50,443,477
1,070,000		IHS Markit Ltd.	84,380,200
672,385		Ingersoll-Rand PLC	89,581,854
34,000		L3Harris Technologies, Inc.	7,525,220
207,800		Roper Technologies, Inc.	79,308,948
317,400		Verisk Analytics, Inc.	51,567,978
		TOTAL	422,191,567
		Information Technology—32.3%
160,345		Apple, Inc.	49,628,381
286,048		Broadcom, Inc.	87,290,408
816,048		Fidelity National Information Services, Inc.	117,233,456
600,000	[1]	GoDaddy, Inc.	40,326,000
923,000		Marvell Technology Group Ltd.	22,188,920
371,500		Mastercard, Inc.	117,371,710
927,000		Microsoft Corp.	157,803,210
2,072,198	[1]	PagSeguro Digital Ltd.	67,325,713
260,000	[1]	Palo Alto Networks, Inc.	61,042,800
627,180	[1]	Salesforce.com, Inc.	114,341,186
396,300	[1]	ServiceNow, Inc.	134,040,549
400,000	[1]	Splunk, Inc.	62,104,000
620,511		Visa, Inc., Class A	123,463,073
350,000	[1]	Workday, Inc.	64,620,500
		TOTAL	1,218,779,906
		Materials—3.0%
119,600		Sherwin-Williams Co.	66,616,004
333,500		Vulcan Materials Co.	47,233,605
		TOTAL	113,849,609
		Real Estate—3.5%
1,185,000	[1]	CBRE Group, Inc.	72,344,250
388,700		Crown Castle International Corp.	58,242,808
		TOTAL	130,587,058
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,965,398,605)	3,748,662,990
		INVESTMENT COMPANY—0.7%
26,852,478		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.71%[3] (IDENTIFIED COST $26,855,426)	26,860,534
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $1,992,254,031)	3,775,523,524
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(7,412,464)
		TOTAL NET ASSETS—100%	$3,768,111,060

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An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended January 31, 2020, were as follows:
Affiliated	Balance of Shares Held 10/31/2019	Purchases/ Additions*	Sales/ Reductions*
Health Care:
Ultragenyx Pharmaceutical, Inc.	—	730,000	—

Balance of Shares Held 1/31/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)*	Dividend Income*

730,000	$38,361,500	$(3,816,709)	$—	$—
*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2020, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2019	17,820,207	144,829,826	162,650,033
Purchases/Additions	32,466,825	121,335,130	153,801,955
Sales/Reductions	(50,287,032)	(239,312,478)	(289,599,510)
Balance of Shares Held 1/31/2020	—	26,852,478	26,852,478
Value	$—	$26,860,534	$26,860,534
Change in Unrealized Appreciation/Depreciation	N/A	$(10,414)	$(10,414)
Net Realized Gain/(Loss)	N/A	$8,169	$8,169
Dividend Income	$45,514	$437,682	$483,196
Gain Distributions Received	N/A	$302	$302
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees").
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,159,484,457	$—	$0	$3,159,484,457
International	490,017,137	99,161,396	—	589,178,533
Investment Company	26,860,534	—	—	26,860,534
TOTAL SECURITIES	$3,676,362,128	$99,161,396	$0	$3,775,523,524
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt